191 SA-1
191 SAA-1

                        SUPPLEMENT DATED NOVEMBER 1, 2005
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund


The Statement of Additional Information is amended as follows:


I. Under an agreement, effective October 17, 2005 with Templeton Investment Counsel, LLC (TICL), Franklin Templeton Investment Management Limited (FTIML), whose address is The Adelphi Building, 1-11 John Adam Street, London, WC2N 6HT, serves as Templeton Foreign Smaller Companies Fund's sub-advisor to provide investment management advice and assistance regarding the Fund's investments. The sub-advisor also determines which securities will be purchased, retained or sold and executes these transactions. FTIML provides the portfolio management services of Tucker Scott to TICL while he remains employed by FTIML. Mr. Scott was previously employed by TICL. The sub-advisor's activities are subject to the board's review, as well as the manager's instruction, control and supervision.

TICL pays FTIML a fee equal to one-half of the advisory fee received by the manager from the Templeton Foreign Smaller Companies Fund pursuant to the management agreement. TICL pays this fee from the management fees it receives from the Fund. Accordingly, the retention of the sub-advisor does not cause an increase in the Fund's overall management fees.



                Please keep this supplement for future reference.






PAGE






467 SA-2
467 SAA-2

                        SUPPLEMENT DATED NOVEMBER 1, 2005
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                        Templeton Global Long-Short Fund


The Statement of Additional Information is amended as follows:

I. Under an agreement, effective October 17, 2005 with Templeton Global Advisors Limited (TGAL), Franklin Templeton Investment Management Limited (FTIML), whose address is The Adelphi Building, 1-11 John Adam Street, London, WC2N 6HT, serves as Templeton Global Long-Short Fund's sub-advisor to provide investment management advice and assistance regarding the Funds' investments. The sub-advisor also determines which securities will be purchased, retained or sold and executes these transactions. FTIML provides the portfolio management services of Dale Winner to TGAL while he remains employed by FTIML. Mr. Winner was previously employed by TGAL. The sub-advisor's activities are subject to the board's review, as well as the manager's instruction, control and supervision.

TGAL pays FTIML a fee equal to ninety percent (90%) of the advisory fee received by the manager from the Templeton Global Long-Short Fund pursuant to the management agreement. TGAL pays this fee from the management fees it receives from the Fund. Accordingly, the retention of the sub-advisor does not cause an increase in the Fund's overall management fees.


                Please keep this supplement for future reference.